Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Related party transactions
Schedule of remuneration of Directors and other members of key management and loans to and from shareholders

	2022	2021	2020
Directors' remuneration	1,153	902	338
-short-term employee benefits	944	870	338
-share-based payments	209	32	—
Other members of key management’s remuneration	2,080	2,834	219
-short-term employee benefits	817	1,395	219
-share-based payments	1,263	1,439	—
Total	3,233	3,736	557

	2022	2021	2020
Income from technical support services from Lightmap Ltd to Castcrown Ltd	314	—	—
Income from technical support services from Nexters Armenia LLC to Castcrown Ltd	519	—	—
	833	—	—

	2022	2021	2020
Castcrown Ltd	325	—	—
MX Capital Ltd	1,079	—	—
	1,404	—	—

	December 31,	December 31,
	2022	2021
Receivable from Castcrown Ltd to Lightmap Ltd	123	—
Receivable from Castcrown Ltd to Nexters Armenia LLC	134	—
	257	—

	December 31,	December 31,
	2022	2021
Loan to Castcrown Ltd - net (Note 17)	—	—
Loan to MX Capital Ltd - net (Note 17)	3,317	—
	3,317	—